Derivatives - Profile of NIH hedging instruments (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Within 1 year [Member]
As of
Nominal amount Foreign exchange forwards	€ 28,808
Nominal amount Foreign exchange swaps	3,972
Total	32,780
1-3 years
As of
Nominal amount Foreign exchange forwards	110
Nominal amount Foreign exchange swaps	5,601
Total	5,711
3-5 years
As of
Nominal amount Foreign exchange forwards	13
Nominal amount Foreign exchange swaps	1,982
Total	1,995
Over 5 years
As of
Nominal amount Foreign exchange forwards	0
Nominal amount Foreign exchange swaps	2,970
Total	€ 2,970